S000045238 [Member] Annual Fund Operating Expenses - SFT Nomura Growth Fund - SFT Nomura Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.96%